UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


Report for the Calendar Year or Quarter Ended December 31 2001
                                              ----------------

If amended report check here:      |_| Amendment Number: _____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager

Name:     Mangan & McColl Partners, LLC
          ----------------------------------
Address:  Bank of America Corporate Center
          ----------------------------------
          100 North Tryon Street, Suite 5130
          ----------------------------------
          Charlotte, North Carolina 28202
          ----------------------------------

13F File Number: 28- (Not Yet Assigned)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     J. J. Schonberg
          ----------------------------------
Title:    Chief Financial Officer
          ----------------------------------
Phone:    (704) 376-0042
          ----------------------------------

Signature, Place, and Date of Signing:

  /s/  Joseph J. Schonberg     Charlotte, North Carolina     February 14, 2002
---------------------------------------------------------    ------------------
     [Signature]                   [City, State]                   [Date]


Report Type: (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------
Form 13F Information Table Entry Total:       81
                                         ------------
Form 13F Information Table Value Total: $  288,452
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.            Form 13F File Number              Name

    N/A


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

                                                                  Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

ACE LTD-ORD       COMMON     G0070K103        803     20,000   SH             SOLE           N/A         20000

AMBANC HOLDING
CO INC            COMMON      23161102        971     45,500   SH             SOLE           N/A         45500

ALGIERS
BANCORP INC       COMMON      15600109        230     26,750   SH             SOLE           N/A         26750

ALTERA CORP       COMMON      21441100        531     25,000   SH             SOLE           N/A         25000

AMERICAN
BANCORPORATION    COMMON      24076408        450     20,000   SH             SOLE           N/A         20000
OH

AMRESCO CAPITAL
TRUST SBI         COMMON      31919103         36     27,100   SH             SOLE           N/A         27100

AMERICAN
FINANCIAL
HLDGS I           COMMON      26075101        381     15,000   SH             SOLE           N/A         15000

ANWORTH
MORTGAGE
ASSET COR         COMMON      37347101        592     65,000   SH             SOLE           N/A         65000

AREA BANCSHARES
CORP NEW          COMMON      39872106        740     38,000   SH             SOLE           N/A         38000

AVIRON            COMMON      53762100      5,381    108,200   SH             SOLE           N/A        108200

AVNET INC         COMMON      53807103        416     16,328   SH             SOLE           N/A         16328

BANK OF AMER
CORP              COMMON      60505104      6,925    110,000   SH             SOLE           N/A        110000

C R BARD INC      COMMON      67383109     19,537    302,900   SH             SOLE           N/A        302900

AMERICAN BANK
OF CONNECTIC      COMMON      24327108      1,479     47,400   SH             SOLE           N/A         47400

BANKNORTH GROUP
INC NEW-DE        COMMON     06646R107      2,756    122,400   SH             SOLE           N/A        122400

BOWNE & CO INC    COMMON     103043105        256     20,000   SH             SOLE           N/A         20000

BANK PLUS CORP    COMMON      64446107      6,441    887,200   SH             SOLE           N/A        887200

BERKSHIRE
HATHAWAY
INC-DEL           COMMON      84670207      3,156      1,250   SH             SOLE           N/A          1250



                                                                  Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

BAY VIEW
CAPITAL
CORP - DE         COMMON     07262L101      1,728   235,800     SH           SOLE            N/A      235800

CITIGROUP INC     COMMON     172967101      4,528    89,700     SH           SOLE            N/A      89700

COOPER
INDUSTRIES INC    COMMON     216669101     10,958   313,800     SH           SOLE            N/A      313800

CENDANT CORP      COMMON     151313103        981    50,000     SH           SOLE            N/A      50000

CERES GROUP INC   COMMON     156772105      1,476   400,000     SH           SOLE            N/A      400000

COMMUNITY
SAVINGS
BANKSHAR          COMMON     204037105      8,097   426,400     SH           SOLE            N/A      426400

CAPITAL ONE
FINANCIAL CORP    COMMON     14040H105      1,619    30,000     SH           SOLE            N/A      30000

COR
THERAPEUTICS
INC               COMMON     217753102      5,430   226,900     SH           SOLE            N/A      226900

CALPINE CORP      COMMON     131347106      2,351   140,000     SH           SOLE            N/A      140000

CHEVRONTEXACO
CORP              COMMON     166764100      2,450    27,340     SH           SOLE            N/A      27340

CROSSWORLDS
SOFTWARE INC      COMMON     22769P109        147    31,600     SH           SOLE            N/A      31600

DELL COMPUTER
CORP              COMMON     247025109        951    35,000     SH           SOLE            N/A      35000

DIME BANCORP INC  COMMON     25429Q102      9,251   256,416     SH           SOLE            N/A      256416

DTE ENERGY CO.    COMMON     233331107      1,971    47,000     SH           SOLE            N/A      47000

DYNEGY INC
(HOLDING CO) CL   COMMON     26816Q101        638    25,000     SH           SOLE            N/A      25000

FREEPORT
MCMORAN
COPPER &          COMMON     35671D105     10,733   832,000     SH           SOLE            N/A      832000

FEDDERS CORP-CL
A NON VTG         COMMON     313135303         55    19,700     SH           SOLE            N/A      19700

GENERAL MOTORS
CORP CL H         COMMON     370442832        725     46,900     SH          SOLE             N/A      46900

STARWOOD HOTELS
& RESORTS         COMMON     85590A203        746     25,000     SH          SOLE             N/A      25000

INTL BUSINESS
MACHINES COR      COMMON     459200101      3,931    32,500     SH           SOLE            N/A      32500

INTEGRATED
DEVICE TECHNOLO   COMMON     458118106        665     25,000     SH          SOLE             N/A      25000

IMMUNEX CORP      COMMON     452528102      4,478   161,600     SH           SOLE            N/A      161600

INFORMAX INC      COMMON     45677N205        134     45,500     SH          SOLE             N/A      45500

JOHNSON &
JOHNSON           COMMON     478160104      3,000    50,764     SH           SOLE            N/A      50764


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                                                                  Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

J P MORGAN
CHASE & CO        COMMON     46625H100      1,818     50,000     SH          SOLE              N/A      50000

KEANE INC         COMMON     486665102        256     14,224     SH          SOLE              N/A      14224

LEEDS FEDERAL
BANKSHARES I      COMMON     524226107      1,646     52,100     SH          SOLE              N/A      52100

LASER MORTGAGE
MANAGEMENT        COMMON     51806D100         40     35,000     SH          SOLE              N/A      35000

LSI LOGIC CORP    COMMON     502161102        165     10,475     SH          SOLE              N/A      10475

LOEWS CORP        COMMON     540424108     13,136    237,200     SH          SOLE              N/A      237200

MARRIOTT
INTERNATIONAL
INC               COMMON     571903202        407     10,000     SH          SOLE              N/A      10000

MCG CAPITAL
CORP              COMMON     58047P107      4,272    240,000     SH          SOLE              N/A      240000

MCSI INC          COMMON     55270M108        235     10,000     SH          SOLE              N/A      10000

MERRILL LYNCH
& CO INC          COMMON     590188108      2,345     45,000     SH          SOLE              N/A      45000

MITCHELL ENERGEY
& DEV COR         COMMON     606592202     18,404    345,300     SH          SOLE              N/A      345300

MONOLITHIC
SYSTEM TECH INC   COMMON     609842109        515     25,000     SH           SOLE             N/A      25000

MORGAN STANLEY
DEAN WITTER       COMMON     617446448      2,238     40,000     SH           SOLE             N/A      40000

METRIS
COMPANIES INC     COMMON     591598107        643     25,000     SH           SOLE             N/A      25000

NEW CENTURY
FINANCIAL CORP    COMMON     64352D101      5,311    392,500     SH           SOLE             N/A      392500

NEIMAN-MARCUS
GROUP INC CL      COMMON     640204301        668     22,500     SH           SOLE             N/A      22500

NORTHROP
GRUMMAN CORP      COMMON     666807102        370      3,668      SH          SOLE             N/A       3668

NEXTWAVE
TELECOM INC
CL B              COMMON     65332M103      2,281    285,100     SH           SOLE             N/A      285100

NEW YORK
COMMUNITY
BANCORP           COMMON     649445103      1,180     51,600     SH           SOLE             N/A      51600

ORION POWER
HOLDINGS INC      COMMON     686286105     17,902    685,900     SH           SOLE             N/A      685900

PHILLIPS
PETROLEUM CO      COMMON     718507106      2,262     37,536     SH           SOLE             N/A      37536

PINNACLE
BANCSHARES
INC-DE            COMMON     722903101        371     41,900     SH           SOLE             N/A      41900

RAIT
INVESTMENT
TRUST             COMMON     749227104        978     60,000     SH           SOLE             N/A      60000


                                                                  Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

RIGHTCHOICE
MANAGED CARE I    COMMON     76657T102    18,883    269,800     SH            SOLE             N/A      269800

SANMINA-SCI CORP  COMMON     800907107     1,597     80,240     SH            SOLE             N/A      80240

SECUITY CAPITAL
GROUP INC         COMMON     81413P204    13,086    515,800     SH            SOLE             N/A      515800

SCHULER
HOMES INC         COMMON     808188106     2,253    113,500     SH            SOLE             N/A      113500

USA
EDUCATION INC     COMMON     90390U102     2,521     30,000     SH            SOLE             N/A      30000

SPECTRA-PHYSICS
LASERS INC        COMMON     847568102     2,286    130,500     SH            SOLE             N/A      130500

SPX CORP          COMMON     784635104     2,635     19,247     SH            SOLE             N/A      19247

STATIA TERMINALS
GRP N V           COMMON     N82345104     1,200     66,500     SH            SOLE             N/A      66500

AT&T CORP         COMMON       1957109     4,983    274,700     SH            SOLE             N/A      274700

TELECORP PCS
INC NEW           COMMON     879300101     1,784    143,100     SH            SOLE             N/A      143100

UNITED
TECHNOLOGIES
CORP              COMMON     913017109     1,616     25,000     SH            SOLE             N/A      25000

VIDAMED INC       COMMON     926530106     2,190    280,000     SH            SOLE             N/A      280000

VALERO
ENERGY CORP       COMMON     91913Y100     1,094     28,700     SH            SOLE             N/A      28700

WILLAMETTE
INDUSTRIES INC    COMMON     969133107    24,403    468,200     SH            SOLE             N/A      468200

WASHINGTON
MUTUAL INC        COMMON     939322103     1,635     50,000     SH            SOLE             N/A      50000

WAL-MART
STORES INC        COMMON     931142103       719     12,500     SH            SOLE             N/A      12500


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